INVESTMENTS IN REAL ESTATE SECURITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Investments In Real Estate Securities
INVESTMENTS IN REAL ESTATE SECURITIES

4. INVESTMENTS IN REAL ESTATE SECURITIES

During 2013, New Residential acquired $661.2 million face amount of Non-Agency RMBS for approximately $450.0 million and $413.2 million face amount of Agency ARM RMBS for approximately $437.3 million. In addition, Newcastle contributed $1.0 billion face amount of Agency ARM RMBS to New Residential during this period. New Residential sold $153.5 million face amount of Non-Agency RMBS for approximately $123.1 million and recorded a gain of $11.3 million.

During the third quarter of 2013, Nationstar exercised their cleanup call option related to four Non-Agency RMBS deals, in which Nationstar was the master servicer. New Residential owned $2.6 million face amount of Non-Agency RMBS in these deals. New Residential received par on these securities, which had an amortized cost basis of $2.1 million prior to the repayment, and recorded interest income of $0.6 million related to these securities in the third quarter of 2013.

The following is a summary of New Residential’s real estate securities at September 30, 2013, all of which are classified as available-for-sale and are, therefore, reported at fair value with changes in fair value recorded in other comprehensive income.

			Gross Unrealized				Weighted Average
Asset Type	Outstanding Face Amount	Amortized Cost Basis	Gains	Losses	Carrying Value (A)	Number of Securities	Rating (B)	Coupon	Yield	Life (Years) (C)	Principal Subordination (D)
Agency ARM RMBS (E) (F)	$1,203,293	$1,285,532	$1,480	$(7,562)	$1,279,450	95	AAA	3.15%	1.30%	3.0	N/A
Non-Agency RMBS	851,504	559,980	28,089	(6,319)	581,750	95	CC	0.82%	5.20%	4.2	9.1%

Total/Weighted Average (G)	$2,054,797	$1,845,512	$29,569	$(13,881)	$1,861,200	190	BBB	2.18%	2.48%	3.5

(A)	Fair value, which is equal to carrying value for all securities. See Note 9 regarding the estimation of fair value.

(B)	Represents the weighted average of the ratings of all securities in each asset type, expressed as an S&P equivalent rating. For each security rated by multiple rating agencies, the lowest rating is used. Ratings provided were determined by third party rating agencies, and represent the most recent credit ratings available as of the reporting date and may not be current.
(C)	The weighted average life is based on the timing of expected principal reduction on the assets.
(D)	Percentage of the outstanding face amount of securities and residual interests that is subordinate to New Residential’s investments.
(E)	Includes securities issued or guaranteed by U.S. Government agencies such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”).
(F)	Amortized cost basis and carrying value include principal receivable of $10.7 million.
(G)	The total outstanding face amount was $16.4 million for fixed rate securities and $2.0 billion for floating rate securities.

Unrealized losses that are considered other than temporary are recognized currently in earnings. During the nine months ended September 30, 2013, New Residential recorded other-than-temporary impairment charges (“OTTI”) of $3.8 million with respect to real estate securities held prior to the spin-off on May 15, 2013. Based on Newcastle management’s analysis of these securities, Newcastle determined it did not have the intent to hold the securities past May 15, 2013. Any remaining unrealized losses on New Residential’s securities were primarily the result of changes in market factors, rather than issue-specific credit impairment. New Residential performed analyses in relation to such securities, using management’s best estimate of their cash flows, which support its belief that the carrying values of such securities were fully recoverable over their expected holding period. New Residential has no intent to sell, and is not more likely than not to be required to sell, these securities.

The following table summarizes New Residential’s securities in an unrealized loss position as of September 30, 2013.

		Amortized Cost Basis						Weighted Average
Securities in an Unrealized Loss Position	Outstanding Face Amount	Before Impairment	Other-Than- Temporary Impairment (A)	After Impairment	Gross Unrealized Losses	Carrying Value	Number of Securities	Rating	Coupon	Yield	Life (Years)
Less than Twelve Months	$1,015,349	$995,953	$(2,653)	$993,300	$(13,676)	$979,624	85	A	2.72%	2.00%	3.2
Twelve or More Months	30,939	33,451	(411)	$33,040	(205)	32,835	4	AAA	3.50%	1.28%	2.6

Total/Weighted Average	$1,046,288	$1,029,404	$(3,064)	$1,026,340	$(13,881)	$1,012,459	89	A	2.74%	1.98%	3.2

(A)	Other than temporary impairment was recorded in connection with unrealized losses at the time of spin-off as Newcastle did not have the intent and ability to hold the securities past May 15, 2013. The losses were not recorded as the result of New Residential’s intent to sell the securities and are not the result of credit impairment.

The table below summarizes the geographic distribution of the collateral securing New Residential’s Non-Agency RMBS at September 30, 2013:

Geographic Location	Outstanding Face Amount	Percentage of Total Outstanding
Western U.S.	$344,107	40.4%
Southeastern U.S.	195,278	22.9%
Northeastern U.S.	165,401	19.4%
Midwestern U.S.	99,404	11.7%
Southwestern U.S.	47,314	5.6%

	$851,504	100.0%

New Residential evaluates the credit quality of its real estate securities, as of the acquisition date, for evidence of credit quality deterioration. As a result, New Residential identified a population of real estate securities for which it was determined that it was probable that New Residential would be unable to collect all contractually required payments. For securities acquired during the nine months ended September 30, 2013, the face amount of these real estate securities was $549.4 million, with total expected cash flows of $442.2 million and a fair value of $354.4 million on the dates that New Residential purchased the respective securities.

The following is the outstanding face amount and carrying value for securities, for which, as of the acquisition date, it was probable that New Residential would be unable to collect all contractually required payments, at December 31, 2012 and September 30, 2013:

	Outstanding Face Amount	Carrying Value
December 31, 2012	$342,013	$212,129
September 30, 2013	$726,930	$476,570

The following is a summary of the changes in accretable yield for these securities:

For the Nine Months Ended September 30, 2013
Balance at December 31, 2012	$90,077
Additions	87,756
Accretion	(14,797)
Reclassifications from nonaccretable difference	38,662
Disposals	(18,672)

Balance at September 30, 2013	$183,026

5. INVESTMENTS IN REAL ESTATE SECURITIES

During 2012, Newcastle contributed approximately $258.0 million face amount of Non-Agency residential mortgage backed securities (“RMBS”), which had a fair value of approximately $164.1 million on the contribution date, to New Residential. Furthermore, New Residential acquired an additional $193.8 million face amount of Non-Agency RMBS for approximately $121.3 million during 2012.

The following is a summary of New Residential’s real estate securities at December 31, 2012, all of which are classified as available-for-sale and are, therefore, reported at fair value with changes in fair value recorded in other comprehensive income.

			Gross Unrealized				Weighted Average
Asset Type	Outstanding Face Amount	Amortized Cost Basis	Gains	Losses	Carrying Value (A)	Number of Securities	Rating (B)	Coupon	Yield	Maturity (Years) (C)	Principal Subordination (D)
ABS-Subprime (E)	$433,510	$274,230	$15,856	$(330)	$289,756	29	CC	0.63%	6.55%	6.8	10.0%

(A)	Fair value, which is equal to carrying value for all securities. See Note 7 regarding the estimation of fair value.

(B)	Represents the weighted average of the ratings of all securities in each asset type, expressed as an S&P equivalent rating. For each security rated by multiple rating agencies, the lowest rating is used. Ratings provided were determined by third party rating agencies as of a particular date, may not be current and are subject to change at any time.
(C)	The weighted average maturity is based on the timing of expected principal reduction on the assets.
(D)	Percentage of the outstanding face amount of securities and residual interests that is subordinate to New Residential’s investments.
(E)	The total outstanding face amount of fixed rate securities was $1.1 million, and of floating rate securities was $432.4 million.

During the year ended December 31, 2012, New Residential recorded no other-than-temporary impairment charge (“OTTI”) related to its real estate securities. The unrealized losses on New Residential’s securities were primarily the result of changes in market factors, rather than issue-specific credit impairment. New Residential performed analyses in relation to such securities, using management’s best estimate of their cash flows, which support its belief that the carrying values of such securities were fully recoverable over their expected holding period. New Residential has no intent to sell and is not more likely than not to be required to sell these securities. The following table summarizes New Residential’s securities in an unrealized loss position as of December 31, 2012.

			GrossUnrealized				Weighted Average
Securities in an Unrealized Loss Position	Outstanding Face Amount	Amortized Cost Basis	Gains	Losses	Carrying Value	Number of Securities	Rating	Coupon	Yield	Maturity (Years)
Less than Twelve Months	$15,747	$9,945	$—	$(330)	$9,615	4	CC	1.46%	5.91%	7.2
Twelve of More Months	—	—	—	—	—	—	—	—	—	—

Total	$15,747	$9,945	$—	$(330)	$9,615	4	CC	1.46%	5.91%	7.2

The table below summarizes the geographic distribution of the collateral securing New Residential’s real estate securities at December 31, 2012:

	December 31, 2012
Geographic Location	Outstanding Face Amount	Percentage
Western U.S.	$151,227	34.9%
Southeastern U.S.	100,636	23.2%
Northeastern U.S.	95,565	22.0%
Midwestern U.S.	43,230	10.0%
Southwestern U.S	42,852	9.9%

	$433,510	100.0%

New Residential evaluates the credit quality of its real estate securities, as of the acquisition date, for evidence of credit quality deterioration. As a result, we identified a population of real estate securities for which it was determined that it was probable that we would be unable to collect all contractually required payments. At December 31, 2012, these securities had a face amount of $342.0 million and a carrying value of $212.1 million. On their respective acquisition dates, the face amount of these real estate securities was $351.8 million, with total expected cash flows of $285.9 and a fair value of $205.3 million. The following is a summary of the changes in accretable yield for these securities during the year ended December 31, 2012.

For the year ended December 31, 2012
Balance at December 31, 2011	$—
Additions	80,636
Accretion	(3,195)
Reclassifications from nonaccretable difference	12,636
Disposals	—

Balance at December 31, 2012	$90,077